Equity - Share purchase options (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share purchase options
Share based compensation	$ 2,943,458	$ 3,949,204
Stock Option Plan
Share purchase options
Unvested compensation not yet recognized	331,475
Stock Option Plan | Share purchase options
Share purchase options
Share based compensation	1,084,969	$ 3,636,761
Granted		1,013,500
Grant date fair value of options granted	5,200,000
Intrinsic value of outstanding share purchase options	14,947
Intrinsic value of exercisable share purchase options	11,211
Intrinsic value of share purchase options exercised	$ 0	$ 500,000